EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets

	Diakha-Siribaya Gold project	Fayolle property	Monster Lake project	Other	Total
Balance, January 1, 2020	$36.6	$—	$2.5	$3.1	$42.2
Acquired exploration and evaluation assets[1,2]	—	7.3	5.3	—	12.6
Balance, December 31, 2020	$36.6	$7.3	$7.8	$3.1	$54.8
Exploration and evaluation expenditures	—	1.9	—	—	1.9
Acquired exploration and evaluation asset	—	—	—	5.0	5.0
Balance, December 31, 2021	$36.6	$9.2	$7.8	$8.1	$61.7
1.The Company acquired the Fayolle Property in exchange for 1,851,145 common shares of IAMGOLD (note 33). The value of the share consideration of $6.7 million, fees and subsequent exploration expenditures of $0.6 million were capitalized to exploration and evaluation assets.
2.The Company acquired the remaining 25% interest of the Monster Lake project from Tomagold Corporation in exchange for 1,464,377 common shares of IAMGOLD (note 33), valued at $4.9 million, and cash consideration of $0.4 million. The total value of the consideration of $5.3 million was capitalized to exploration and evaluation assets.